POST BALANCE SHEET DATE EVENTS (Details) $ / shares in Units, $ in Millions			1 Months Ended	3 Months Ended	6 Months Ended
	Sep. 16, 2022 USD ($) $ / shares	Aug. 01, 2022 USD ($)	Aug. 12, 2022 item	Sep. 26, 2022 item	Jun. 30, 2022 USD ($) item	Sep. 30, 2022 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Number Of Vessels Delivered To New Owner | item					3
Legal proceedings provision
Disclosure of non-adjusting events after reporting period [line items]
Provisions reversed					$ 6.3
Cargo claim settlement | Legal proceedings provision
Disclosure of non-adjusting events after reporting period [line items]
Provisions reversed		$ 6.3
Forecast | Approval of dividends
Disclosure of non-adjusting events after reporting period [line items]
Dividend per share | $ / shares	$ 0.58
Dividend payments	$ 47.0
Marine Exhaust Technology AS | Forecast | Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Percentage of shares acquired						75.00%
Consideration, business combination						$ 2.1
LR2 vessels | Other disposals of assets
Disclosure of non-adjusting events after reporting period [line items]
Number Of Vessels Delivered To New Owner | item			2
TORM Moselle | Other disposals of assets
Disclosure of non-adjusting events after reporting period [line items]
Number Of Vessels Sold | item				1